Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TIGI and affiliates
Transactions with Related Parties
Percentage of beneficial ownership of outstanding common stock owned by related party	12.80%
Investment advisor	$ 99	$ 92	$ 84
Loan servicing	121	113	134
Property tax payment/reduction work	238	188	184
Computer services	980	532	680
Other service agreements	438	364	254
Broker commissions	383	290
Office rent and reimbursements	411	410	514
Total reimbursed administrative services	2,670	1,989	1,850
Grubb & Ellis
Transactions with Related Parties
Payment of mortgage brokerage fees	$ 242	$ 470